Organization (Details)	Dec. 31, 2018 Room Country Hotel	Mar. 15, 2017 Rate shares
Organization and basis of presentation [Line Items]
Number of hotel and resort properties | Hotel	5,685
Number of hotel and resort rooms | Room	912,960
Number of countries and territories | Country	113
HNA Tourism Group Co., Ltd. [member]
Organization and basis of presentation [Line Items]
Common stock acquired | shares		82,500,000.0
HNA Tourism Group Co., Ltd. [member]
Organization and basis of presentation [Line Items]
Common stock ownership percentage | Rate		25.00%